Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. On an ongoing basis, the Company’s management evaluates estimates, including those related to fair values of convertible preferred shares warrants, fair values of share-based awards, and contingent liabilities. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Consolidated financial statements in U.S. dollars
b.	Consolidated financial statements in U.S. dollars:

The accompanying consolidated financial statements have been prepared in U.S. dollars.

A substantial portion of the Company’s expenses are incurred in New Israeli Shekels (“NIS”). However, the Company finances its operations mainly in U.S. dollars, a substantial portion of its expenses are incurred in U.S. dollars and potential revenues from its primary markets are anticipated to be generated in U.S. dollars. As such, the Company’s management believes that the U.S. dollar is the currency of the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

Transactions and balances denominated in U.S. dollars are presented at their original amounts. Monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with Accounting Standards Codification (“ASC”) No. 830, “Foreign Currency Matters”. All transaction gains and losses of the re-measurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

Principles of consolidation
c.	Principles of consolidation:
The consolidated financial statements include the accounts of the Company and its subsidiary. Intercompany balances have been eliminated upon consolidation.
Reclassifications
d.	Reclassifications:
Certain prior years amounts have been reclassified to conform to the current period presentation. These reclassifications had no effect on reported consolidated net loss.
Cash equivalents
e.	Cash equivalents:
Cash equivalents are short-term, highly liquid investments that are readily convertible into cash with an original maturity of three months or less, at the date acquired.
Restricted cash
f.	Restricted cash:

Restricted cash is primarily invested in certificates of deposit and is used as security for the Company’s lease commitments and hedging activities. The following table provides a reconciliation of the cash and cash equivalents balances reported on the balance sheets and the cash, cash equivalents and restricted cash balances reported in the statements of cash flows:

	December 31,
	2020	2019

Cash and cash equivalents, as reported on the balance sheets	$4,319	$3,924
Restricted cash, as reported on the balance sheets	390	375
Restricted cash in other long-term assets, as reported on the balance sheets	199	199

Cash, cash equivalents, and restricted cash, as reported in the statements of cash flows	$4,908	$4,498

Short-term deposits
g.	Short-term deposits:

A Short-term bank deposit is a deposit with a maturity of more than three months but less than one year. Deposits in U.S. dollars bear interest at rates ranging from 0.4%-1.21%, per annum, as of December 31, 2020. Short-term deposits are presented at cost, which approximates market value due to their short maturities.

Long-term deposits
h.	Long-term deposits:

A Long-term bank deposit is a deposit with a maturity of more than one year. Deposits in U.S. dollars bear interest at rates ranging from 1.1%-1.25%, per annum, as of December 31, 2020. Long-term deposits are presented at cost.

Property and equipment, net
i.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following rates:

%

Computers, software and laboratory equipment	15 - 33
Furniture and office equipment	15
Leasehold improvements	Over the shorter of the term of the lease or its useful life

Down payments for property and equipment are recorded at cost and included in other long-term assets in the accompanying consolidated balance sheet. Once the corresponding property and equipment item has been received, it will be reclassified to property and equipment and depreciated.

Impairment of long-lived assets
j.	Impairment of long-lived assets:

The Company’s long-lived assets are reviewed for impairment in accordance with ASC 360, “Property, Plant and Equipment”, whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. As of December 31, 2020, no impairment losses have been identified.

Research and development expenses
k.	Research and development expenses:

Research and development expenses consist of personnel costs (including salaries, benefits and share-based compensation), materials, consulting fees and payments to subcontractors, chemical, manufacturing and control activities, costs associated with obtaining regulatory approvals, executing pre-clinical and clinical studies and maintenance and prosecution of the Company’s intellectual property rights. In addition, research and development expenses include overhead allocations consisting of various administrative and facilities related costs. The Company charges research and development expenses as expenses when incurred.

Basic and diluted net loss (profit) per share
l.	Basic and diluted net loss (profit) per share:

The Company computes net loss (profit) per share using the two-class method required for participating securities. The two-class method requires income available to ordinary shareholders for the period to be allocated between ordinary shares and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The Company considered its convertible preferred shares to be participating securities as the holders of the convertible preferred shares would be entitled to dividends that would be distributed to the holders of ordinary shares, on a pro-rata basis, on an as-converted basis. These participating securities did not contractually require the holders of such shares to participate in the Company’s losses. As such, during the periods when the Company is in a net loss position, the net loss attributable to ordinary shareholders was not allocated to the convertible preferred shares under the two-class method as these securities did not have a contractual obligation to share in the Company’s losses.

The Company’s basic net loss (profit) per share is calculated by dividing net loss (profit) attributable to ordinary shareholders by the weighted-average number of shares of Ordinary shares outstanding for the period, without consideration of potentially dilutive securities. The diluted net loss (profit) per share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury share method or the if-converted method based on the nature of such securities. Diluted net loss (profit) per share is the same as basic net loss (profit) per share in periods when the effects of potentially dilutive shares of Ordinary shares are anti-dilutive.

Accounting for share-based payments
m.	Accounting for share-based payments:

Share-based compensation expense related to share-based awards is recognized based on the fair value of the awards granted and recognized as an expense on a straight-line basis over the requisite service period for share options. The fair value of each option award is estimated on the grant date using the Black-Scholes option pricing model. The Black-Scholes option pricing model requires the input of highly subjective assumptions, including the fair value of the underlying ordinary shares, the expected term of the award, the expected volatility of the price of the Company’s Ordinary shares, risk-free interest rates, and the expected dividend yield of Ordinary shares. The assumptions used to determine the fair value of the share awards represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgment. Forfeitures are accounted for as they occur instead of estimating the number of awards expected to be forfeited.

Grants and participations
n.	Grants and participations:

Royalty-bearing grants from the Israeli Innovation Authority (“IIA”) (previously known as Office of the Chief Scientist) of the Ministry of Economy and Industry in Israel for funding of approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred, and are presented as a deduction from research and development expenses. Non-royalty-bearing grants from the IIA MAGNET program and from European Commission’s Seventh Framework Programme for Research (FP7) for funding approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred, and are presented as a deduction from research and development expenses.

Since the payment of royalties is not probable when the grants are received, the Company does not record a liability for amounts received from IIA until the related revenues are recognized. In the event of failure of a project that was partly financed by IIA, the Company will not be obligated to pay any royalties or repay the amounts received.

The Company recognizes participations in research and development, as a reduction from research and development expenses. The excess of the recognized amount received over the amount of research and development expenses incurred during the period is recognized as other income within operating income.

Convertible preferred shares and convertible preferred shares warrant liability
o.	Convertible preferred shares and convertible preferred shares warrant liability:

The terms of the convertible preferred A, A-1, B, B-1, C-1, C-2, D-1, D-3, E and E-1 shares allowed the holders to redeem shares, under certain circumstances, outside of the Company’s control. Therefore, these shares were classified as mezzanine equity on the balance sheet and not included as a component of shareholders’ deficit before the IPO. The carrying value of the convertible preferred shares is equal to cost. The Company has not adjusted the carrying value to redemption value since it is not probable that the convertible preferred shares will be redeemed.

Warrants to purchase the Company’s convertible preferred shares were classified as a liability on the balance sheet, and measured at fair value, as the underlying shares are contingently redeemable (upon a deemed liquidation event) and, therefore, may obligate the Company to transfer assets at some point in the future. The warrants were subject to re-measurement to fair value at each balance sheet date and any change in fair value was recognized as a component of financial expenses, net, in the statements of operation.

Fair value of financial instruments
p.	Fair value of financial instruments:

The Company applies ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), pursuant to which fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company.

Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value is an exit price, representing the amount that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

●	Level 1- Observable inputs that reflect quoted prices (unadjusted) in active markets for identical assets and liabilities.

●	Level 2 - Include other inputs that are directly or indirectly observable in the marketplace.

●	Level 3 - Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The financial instruments carried at fair value on the Company’s consolidated balance sheets as of December 31, 2019 are warrants to convertible preferred shares classified as a liability that were reclassified to equity following the IPO. See Note 7.

The following methods and assumptions were used by the Company in estimating their fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, restricted cash, short-term deposits, long-term deposits, prepaid expenses, other receivables, trade payables, other accounts payable and accrued expenses approximate their fair value due to the short-term maturity of such instruments.

Income taxes
q.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”). ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance to reduce deferred tax assets to their estimated realizable value, if needed.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. As of December 31, 2020 and 2019, no liability for unrecognized tax benefits was recorded as a result of ASC 740.

The Company’s policy is to accrue interest and penalties related to unrecognized tax benefits in its taxes on income.

Concentration of credit risks
r.	Concentration of credit risks:

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents.

Cash, cash equivalents, restricted cash and short-term deposits are deposited in major banks in Israel. Such investments in Israel may be in excess of insured limits and are not insured.

in other jurisdictions. Generally, cash and cash equivalents may be redeemed upon demand and, therefore, bear minimal risk.

The Company utilizes forward contracts to protect against the risk of overall changes in exchange rates. The derivative instruments hedge a portion of the Company’s non-dollar currency exposure. Counterparties to the Company’s derivative instruments are all major financial institutions.

Severance pay
s.	Severance pay:

All the Company’s employees who are Israeli citizens have subscribed to Section 14 of Israel’s Severance Pay Law, 5723-1963 (“Section 14”). Pursuant to Section 14, employees covered by this section are entitled to monthly deposits at a rate of 8.33% of their monthly salary, made on their behalf by the Company. Payments in accordance with Section 14 release the Company from any future severance liabilities in respect of those employees.

Neither severance pay liability nor severance pay fund under Section 14 for such employees is recorded on the Company’s consolidated balance sheets.

Severance pay expense for the years ended December 31, 2020 and 2019 amounted to $394 and $346, respectively.

Derivative financial instruments
t.	Derivative financial instruments:

The Company accounts for derivatives and hedging based on ASC 815, “Derivatives and hedging”, as amended and related interpretations (“ASC 815”). ASC 815 requires the Company to recognize all derivatives on the balance sheet at fair value. If a derivative meets the definition of a hedge and is so designated, depending on the nature of the hedge, changes in the fair value of the derivative will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings (for fair value hedge transactions) or recognized in other comprehensive income (loss) until the hedged item is recognized in earnings (for cash flow hedge transactions).

The ineffective portion of a derivative’s change in fair value is recognized in earnings. If a derivative does not meet the definition of a hedge, the changes in the fair value are included in earnings. Cash flows related to such hedges are classified as operating activities. The Company enters into option contracts in order to limit the exposure to exchange rate fluctuation associated with expenses mainly incurred in NIS. Since the derivative instruments that the Company holds do not meet the definition of hedging instruments under ASC 815, any gain or loss derived from such instruments is recognized immediately as “financial income, net”.

The Company measured the fair value of the contracts in accordance with ASC 820. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. As of December 31, 2020 and 2019, the fair value of the options contracts was $62 and $8, respectively. Profits for the year ended December 31, 2020 amounted to $81 and losses for the years ended December 31, 2019 and 2018 amounted to $10 and $0, respectively.

Contingent liabilities
u.	Contingent liabilities

The Company accounts for its contingent liabilities in accordance with ASC 450, “Contingencies”. A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter.

The Company is occasionally a party to routine claims or litigation incidental to its business. The Company does not believe that it is a party to any pending legal proceeding that is likely to have a material adverse effect on its business, financial condition or results of operations. The Company recorded an accrual in the consolidated statement of operations, which it deems appropriate.

Recently adopted Accounting Pronouncements
v.	Recently adopted Accounting Pronouncements

As an “emerging growth company”, the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflect this election.

In June 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2018-07, “Improvements to Nonemployee Share-Based Payment Accounting,” which simplifies the accounting for share-based payments granted to nonemployees for goods and services and aligns most of the guidance on such payments to the nonemployees with the requirements for share-based payments granted to employees. The Company adopted the guidance as of January 1, 2020. The adoption of the standard didn’t have a material impact on the Company’s consolidated statements of operations.

Recently Issued Accounting Pronouncements
w.	Recently Issued Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, “Leases,” which would require lessees to recognize assets and liabilities on the balance sheet for most leases, whether operating or financing, while continuing to recognize the expenses on their income statements in a manner similar to current practice. Under the new guidance, the Company would also be required to provide enhanced disclosures. The guidance states that a lessee would recognize a lease liability for the obligation to make lease payments and a right-to-use asset for the right to use the underlying asset for the lease term. The guidance will be effective for the Company beginning January 1, 2022, and interim periods in fiscal years beginning January 1, 2023. The Company is in the initial stage of its assessment of the new standard and is currently evaluating the timing of adoption, the quantitative impact of adoption, and the related disclosure requirements. The Company anticipates the adoption of this standard will result in an increase in its noncurrent assets, and current and noncurrent liabilities recorded on the consolidated balance sheets. The Company is currently evaluating the effect that ASU 2016-02 will have on its consolidated financial statements.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, which simplifies the designation and measurement requirements of hedge accounting in certain situations and allows companies to better align their hedge accounting with their risk management activities. The guidance also eases certain hedge effectiveness assessment requirements, expands the eligibility of hedging strategies that may qualify for hedge accounting and modifies certain presentation and disclosure requirements. The guidance will be effective beginning January 1, 2021, and interim periods in fiscal years beginning January 1, 2022. Early adoption is permitted. The Company does not expect the adoption of ASU 2017-12 to have a material impact on its Consolidated Statements of Operations or Cash Flows.

In August 2018, the FASB issued ASU No. 2018-15, “Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract,” which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The new standard requires capitalized costs to be amortized on a straight-line basis generally over the term of the arrangement, and the financial statement presentation for these capitalized costs would be the same as that of the fees related to the hosting arrangements. The guidance will be effective for the Company beginning January 1, 2021, and interim periods in fiscal years beginning January 1, 2022. Early adoption is permitted. The Company is currently evaluating the effect that ASU 2018-15 will have on its consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes,” which simplifies the accounting for income taxes by removing a variety of exceptions within the framework of ASC 740. These exceptions include the exception to the incremental approach for intraperiod tax allocation in the event of a loss from continuing operations and income or a gain from other items (such as other comprehensive income), and the exception to using general methodology for the interim period tax accounting for year-to-date losses that exceed anticipated losses. The guidance will be effective for the Company beginning January 1, 2022, and interim periods in fiscal years beginning January 1, 2023. Early adoption is permitted. The Company is currently evaluating the effect that ASU 2019-12 will have on its consolidated financial statements and related disclosures.